Label		Element	Value
IQ Hedge Macro Tracker ETF
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	IQ Hedge Macro Tracker ETF
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Hedge Macro Index (the “Underlying Index”).
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	101.00%
Expense Exchange Traded Fund Commissions [Text]		rr_ExpenseExchangeTradedFundCommissions
Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees & Expenses. Acquired Fund Fees & Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.

Expense Example [Heading]		rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund is a “fund of funds” which means it invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index, which includes underlying funds. The Underlying Index consists of a number of components (“Underlying Index Components”) selected in accordance with IndexIQ's rules-based methodology of such Underlying Index. Such Underlying Index Components will include primarily ETFs and/or other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange-traded commodity pools (“ETVs”), and may include exchange-traded notes (“ETNs”) (such ETFs, ETVs and ETNs are referred to collectively as “exchange-traded products” or “ETPs”). The Fund may also invest in one or more financial instruments, including but not limited to futures contracts and swap agreements (collectively, “Financial Instruments”).

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by IndexIQ LLC (“IndexIQ”), an affiliate of IndexIQ Advisors LLC, the Fund's investment advisor (the “Advisor”). The Underlying Index seeks to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of a combination of hedge funds pursuing a macro strategy and hedge funds pursuing an emerging markets strategy (the “Strategy”). Macro hedge funds typically employ top-down macro analysis (e.g., political trends, macroeconomics, etc.) to identify dislocations in equity, fixed-income, currency and commodity markets that are expected to lead to large price movements. Emerging Market hedge funds typically invest in financial instruments such as equities, sovereign and corporate debt issues and currencies of countries in “emerging” markets. Emerging countries are those in a transitional state from developing to developed. The Fund does not invest in hedge funds, and the Underlying Index does not include hedge funds as Underlying Index Components. The Fund is not a fund of hedge funds.

The Underlying Index may include both long and short positions in ETFs and ETVs. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a security, short selling (or “selling short”) is a technique used by the Fund to try and profit from the falling price of a security. Short selling involves selling a security that has been borrowed from a third party with the intention of buying the identical security back at a later date to return to that third party. The basic principle of short selling is that one can profit by selling a security now at a high price and later buying it back at a lower price. The short seller hopes to profit from a decline in the price of the security between the sale and the repurchase, as the seller will pay less to buy the security than it received on selling the security.

The Underlying Index generally is based on the premise that hedge fund returns, when aggregated among hedge funds with similar investment styles, display over time significant exposures to a set of common investment strategies and asset classes. By creating an index that has similar exposures to the same investment strategies and asset classes as hedge funds generally, IndexIQ seeks to replicate the beta return characteristics of hedge funds.

The Underlying Index Components of this Strategy generally provide exposures to:

•	U.S. small-capitalization equity;

•	Emerging market equity, debt and sovereign debt, including small-capitalization equity;

•	U.S. investment grade corporate debt;

•	U.S. government short- and intermediate-term maturity obligations;

•	Foreign sovereign debt, including small-capitalization equity;

•	Foreign currencies and currency futures;

•	U.S. and foreign real estate investment trusts;

•	Commodities; and

•	The implied volatility of the S&P 500® Index.

The Underlying Index is unlike traditional market-oriented indexes like the Standard & Poor's 500® Composite Stock Total Return Index (the “S&P 500 Index”). Instead of tracking the performance of publicly-traded issuers representing a market or industry sector, the Underlying Index seeks to track the returns of distinct hedge fund investment styles.

For additional information about the Fund's principal investment strategies, see “Description of the Principal Investment Strategies of the Funds.”

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration
The Fund is a “fund of funds” which means it invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index, which includes underlying funds.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund's Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Fund of Funds Risk

The Fund's investment performance, because it is a fund of funds, depends on the investment performance of the underlying ETPs in which it invests.

Underlying Funds Risk

An investment in the Fund is subject to the risks associated with the underlying ETPs that comprise the Fund's Underlying Index. These risks include:

•	Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodities may be affected by changes in overall market movements, changes in interest rates, events affecting a particular industry or commodity and international economic, political and regulatory developments.

•	Credit/Default Risk. Credit and default risk exists where an issuer or guarantor of fixed-income securities held by an ETP may default on its obligation to pay interest and repay principal. Lower rated securities typically present greater risk of default with high yield or “junk” bonds presenting the greatest risk.

•	Currency Risk. Investments directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time.

•	Emerging Market Securities Risk. Securities of issuers based in countries with developing economies (emerging markets) may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets.

•	Equity Securities Risk. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Fixed-Income Securities Risk. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The prices of fixed-income securities tend to fall as interest rates rise. Securities that have longer maturities tend to fluctuate more in price in response to changes in market interest rates.

•	Foreign Securities Risk. When an ETP invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. An ETP will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greater when an ETP invests in emerging markets.

•	Real Estate Investment Risks. When an ETP invests in companies that invest in real estate it will be exposed to risks inherent to the real estate market, including concentration risk, interest rate risk, leverage risk, property risk and management risk.

•	Small Capitalization Companies Risk. The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Long/Short Risk

There is no guarantee that the returns on the Fund's long or short, if any, positions will produce positive returns, and the Fund could lose money if either or both positions produce negative returns. In addition, the Fund may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, as a result, suffer losses that exceed the amount invested in those assets.

Short Sales Risk

Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited downside potential.

Exchange Traded Product Risk

The value of a Fund's investment in ETPs is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or de-listings.

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund's NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Risk Lose Money [Text]		rr_RiskLoseMoney	Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund's Shares and the possibility of significant losses.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance. The HFRI Macro (Total) Index has replaced the HFRI Fund of Funds Composite Index as the Fund's benchmark index. The new index more closely aligns with the Fund's investment strategies. The HFRI Macro (Total) Index is an equally weighted index of hedge funds that employ macro strategies. The HFRI Fund of Funds Composite Index is an equally weighted hedge fund index including over 650 domestic and off-shore funds of funds. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance.

Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex

HFRI Macro (Total) Index and HFRI Fund of Funds Composite Index are calculated from May 31, 2009. Performance information for the Fund in the table above also includes the performance of HFRI Macro (Total) Index and HFRI Fund of Funds Composite Index. Because index comparisons are generally calculated as of the end of each month, index performance information under the “Since Inception” heading may not be coincident with the inception date of the Fund. In such instances, index performance is generally presented from the month-end nearest to the inception date of the Fund.

Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-888-934-0777
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.indexiq.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
The Fund's year-to-date total return as of June 30, 2015 was -1.29%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	6.05%	3Q/2010
Lowest Return	-6.45%	3Q/2011

Year to Date Return, Label		rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2015 was
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(1.29%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	6.05%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(6.45%)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2014
IQ Hedge Macro Tracker ETF | IQ Hedge Macro Index
Risk/Return:		rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	(0.61%)
5 Years		rr_AverageAnnualReturnYear05	0.95%
Since Inception	[1]	rr_AverageAnnualReturnSinceInception	2.20%
IQ Hedge Macro Tracker ETF | HFRI Macro (Total) Index
Risk/Return:		rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	5.58%
5 Years		rr_AverageAnnualReturnYear05	1.70%
Since Inception	[1],[2]	rr_AverageAnnualReturnSinceInception	1.83%
IQ Hedge Macro Tracker ETF | HFRI Fund of Funds Composite Index
Risk/Return:		rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	3.37%
5 Years		rr_AverageAnnualReturnYear05	3.30%
Since Inception	[1],[2]	rr_AverageAnnualReturnSinceInception	4.09%
IQ Hedge Macro Tracker ETF | MSCI World Index
Risk/Return:		rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	5.50%
5 Years		rr_AverageAnnualReturnYear05	10.81%
Since Inception	[1]	rr_AverageAnnualReturnSinceInception	13.52%
IQ Hedge Macro Tracker ETF | IQ Hedge Macro Tracker ETF
Risk/Return:		rr_RiskReturnAbstract
Management Fee		rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	none
Acquired Fund Fees & Expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	[3]	rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,201
Annual Return 2010		rr_AnnualReturn2010	4.10%
Annual Return 2011		rr_AnnualReturn2011	(3.42%)
Annual Return 2012		rr_AnnualReturn2012	5.84%
Annual Return 2013		rr_AnnualReturn2013	(3.27%)
Annual Return 2014		rr_AnnualReturn2014	(1.30%)
1 Year		rr_AverageAnnualReturnYear01	(1.30%)
5 Years		rr_AverageAnnualReturnYear05	0.32%
Since Inception	[1]	rr_AverageAnnualReturnSinceInception	1.55%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 08, 2009
IQ Hedge Macro Tracker ETF | IQ Hedge Macro Tracker ETF | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
1 Year	[4]	rr_AverageAnnualReturnYear01	(1.84%)
5 Years	[4]	rr_AverageAnnualReturnYear05	(0.03%)
Since Inception	[1],[4]	rr_AverageAnnualReturnSinceInception	1.20%
IQ Hedge Macro Tracker ETF | IQ Hedge Macro Tracker ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year	[4]	rr_AverageAnnualReturnYear01	(0.72%)
5 Years	[4]	rr_AverageAnnualReturnYear05	0.15%
Since Inception	[1],[4]	rr_AverageAnnualReturnSinceInception	1.11%

[1]	The Fund commenced operations on June 8, 2009.
[2]	HFRI Macro (Total) Index and HFRI Fund of Funds Composite Index are calculated from May 31, 2009. Performance information for the Fund in the table above also includes the performance of HFRI Macro (Total) Index and HFRI Fund of Funds Composite Index. Because index comparisons are generally calculated as of the end of each month, index performance information under the “Since Inception” heading may not be coincident with the inception date of the Fund. In such instances, index performance is generally presented from the month-end nearest to the inception date of the Fund.
[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees & Expenses. Acquired Fund Fees & Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
[4]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.